Label		Element	Value
Prospectus [Line Items]		rr_ProspectusLineItems
Document Type		dei_DocumentType	485BPOS
Document Period End Date		dei_DocumentPeriodEndDate	Aug. 14, 2015
Registrant Name		dei_EntityRegistrantName	MUTUAL FUND SERIES TRUST
Central Index Key		dei_EntityCentralIndexKey	0001355064
Amendment Flag		dei_AmendmentFlag	false
Trading Symbol		dei_TradingSymbol	mfst
Document Creation Date		dei_DocumentCreationDate	Aug. 14, 2015
Document Effective Date		dei_DocumentEffectiveDate	Aug. 14, 2015
Prospectus Date		rr_ProspectusDate	Aug. 14, 2015
Catalyst IPOx Allocation Fund
Prospectus [Line Items]		rr_ProspectusLineItems
Risk/Return [Heading]		rr_RiskReturnHeading	FUND SUMMARY: CATALYST IPOX ALLOCATION FUND
Objective [Heading]		rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund’s objective is capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 20 and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 40 and Waiver of Up-Front Sales Charge on Class A Shares on page 41.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Portfolio has not commenced operations as of the date of this prospectus, the portfolio turnover rate for the last fiscal year is not available. In the future, the portfolio turnover rate for the most recent fiscal year will be provided here.

Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings, if any) in the common stocks of companies listed on the IPOX U.S. 100 Index (“Index”) and newly listed initial public offerings of U.S. companies. The stocks may be purchased at the time of the offering or in post-IPO trading (“IPOs”). The Fund may invest in the securities of a company without regards to market capitalization.

The Fund’s portfolio has two components; the Core Long Component and the Dynamic Component, each utilize a distinct investment strategy.

Core Long Component . The Fund’s investment advisor, Catalyst Capital Advisors LLC (“Catalyst” or the “Advisor”) will invest the assets allocated Core Long component so as to replicate the Index. The Index is a value-weighted price index measuring the performance of the top 100 companies ranked quarterly by market capitalization in the IPOX U.S. Composite Index. The index includes the largest IPOs and companies with a substantial increase in value since their floatation. The IPOX® U.S. Composite is a fully market-cap-weighted, all-cap momentum based portfolio that measures the performance of IPOs and spin-offs listed in the United States for the first four publicly traded years. Eligible companies enter on their 6th trading day and exit 1000 trading days (four years) thereafter, providing a buy-and-hold perspective to the “going public” event. The portfolio currently captures 759 companies with an underlying total marketcap of $1.9 trillion. The Advisor will seek to replicate the IPOX U.S. 100 Index by investing this portion of the portfolio in the IPOs that make up in the Index in approximately the same proportion as its weighting in the Index.

Dynamic Component . The Advisor will invest the Dynamic Component assets in approximately 30 to 70 IPOs that are not included in the Index. Companies eligible for purchase for Dynamic Component of the Fund’s portfolio enter on the date of their initial public offering and exit one month thereafter. The Fund may make additional investments in these IPOs after the one month period has ended if the Fund invested in that IPO during the initial period. The Advisor has broad discretion to purchase IPOs at the time of their initial offering and in post-IPO trading and will invest in those securities in which it believes are valued attractively relative to their price to sales multiple.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings, if any) in the common stocks of companies listed on the IPOX U.S. 100 Index (“Index”) and newly listed initial public offerings of U.S. companies.
Risk [Heading]		rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.

Common Stock Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

IPO Risk. The Fund invests in IPOs at the time of the initial offering and in post-IPO trading. The stocks of such companies are unseasoned equities lacking a trading history, a track record of reporting to investors and widely available research coverage. IPOs are thus often subject to extreme price volatility and speculative trading. Due to limited shares available on the IPO, the Fund purchases most of its holdings in post-IPO trading. These stocks may have above-average price appreciation in connection with the initial public offering prior to inclusion in the Fund. The price of stocks included in the Fund may not continue to appreciate. In addition, IPOs share similar liquidity risks as private equity and venture capital. Such liquidity risks exist when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. The free float shares held by the public in an IPO are typically a small percentage of the market capitalization. The ownership of many IPOs often include large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.

Limited History of Operations. The Fund is a new or relatively new mutual fund and has a limited history of operations for investors to evaluate.

Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Small and Medium Capitalization Stock Risk. To the extent the Fund invests in the stocks of small and mid-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may experience higher failure rates than larger companies. Small and mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Small and mid-sized companies may also have limited markets, product lines or financial resources and may lack management experience.

Risk Lose Money [Text]		rr_RiskLoseMoney	The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

Because the Fund is a new fund and does not yet have a full calendar of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available at no cost by calling 1-866-447-4228.

Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	Because the Fund is a new fund and does not yet have a full calendar of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-866-447-4228
Catalyst IPOx Allocation Fund | Class A
Prospectus [Line Items]		rr_ProspectusLineItems
Trading Symbol		dei_TradingSymbol	OIPAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	[1]	rr_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.98%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	764
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 1,161
Catalyst IPOx Allocation Fund | Class C
Prospectus [Line Items]		rr_ProspectusLineItems
Trading Symbol		dei_TradingSymbol	OIPCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	[1]	rr_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	2.73%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 276
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 847
Catalyst IPOx Allocation Fund | Class I
Prospectus [Line Items]		rr_ProspectusLineItems
Trading Symbol		dei_TradingSymbol	OIPIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	[1]	rr_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.73%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 176
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 545
Catalyst Hedged Commodity Strategy Fund
Prospectus [Line Items]		rr_ProspectusLineItems
Risk/Return [Heading]		rr_RiskReturnHeading	FUND SUMMARY: CATALYST HEDGED COMMODITY STRATEGY FUND
Objective [Heading]		rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund’s objective is capital appreciation uncorrelated to global equity or commodity markets.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 20 and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 40 and Waiver of Up-Front Sales Charge on Class A Shares on page 41.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Portfolio has not commenced operations as of the date of this prospectus, the portfolio turnover rate for the last fiscal year is not available. In the future, the portfolio turnover rate for the most recent fiscal year will be provided here.

Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]		rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Estimated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstance the Fund invests primarily in call and put options on physical commodity futures contracts and in cash and cash equivalents, including high-quality short-term (2 years or less) fixed income securities such as U.S. Treasury securities. The Fund may take long or short positions in these options. The Fund’s investments in options on futures contracts will be across various commodity sectors including, but not limited to, agricultural products, energy and metals. The Fund can also invest in options on commodity related (i) exchange traded products (“ETPs”), (ii) master limited partnerships (“MLPs”) and (iii) equities. Option positions will typically be held for under one year.

The Fund seeks to achieve its investment objective by buying and selling options and option spreads on commodity futures, commodity related ETPs , commodity related MLPs, commodity related equities and futures on equity indexes. Option spreads are a type of option that derives its value from the difference between the prices of two or more assets. By trading options and options spreads, the Fund seeks to profit in three ways: (1) volatility trading – market prices of options are highly dependent on anticipated volatility of the underlying commodity futures. The Fund will purchase or sell options positions designed to hedge or profit from either an increase or a decrease in commodity volatility; (2) trend following – under certain conditions, the Fund may purchase or sell positions that will profit from an established price trend; and (3) premium collection - this technique yields profits as sold options’ value decline over time. The Fund makes a profit when sold options are repurchased at a reduced value, or when they expire worthless, allowing retention of the original sales proceeds. The Fund may also supplement returns with dividend income from certain commodities related securities. The strategy is designed to produce returns that are not correlated with global equity or commodity market returns. The Fund’s sector allocations are based on option volatility pricing, seasonal dynamics and technical indicators.

The Fund places a strong focus on risk management that is intended to provide consistency of returns and to mitigate the extent of losses. Positions are entered on a continuous basis across different option exercise prices and expiration months. Supported by sophisticated options analysis software, the Fund employs strict risk management procedures to adjust portfolio exposure as necessitated by changing market conditions.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of options and other portfolio investments may lead to higher taxes if Fund shares are held in a taxable account.

The Adviser executes a portion of the Fund’s strategy by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary invests the majority of its assets in options on commodities futures contracts. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis.

Exchange-traded options on broad-based commodity that trade on a national securities exchange registered with the SEC, or a domestic board of trade designated as a contract market by the Commodity Futures Trading Commission, generally qualify for treatment as “section 1256 contracts,” as defined in the Internal Revenue Code of 1986, as amended (the “Code”). Under the Code, capital gains and losses on “section 1256 contracts” are generally recognized annually based on a marking-to-market of open positions at tax year-end, with gains or losses treated as 60% long-term and 40% short-term, regardless of holding period. The Fund intends to utilize primarily options that are “section 1256 contracts.”

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Risk [Heading]		rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.

Cash or Cash Equivalents Risk: At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Derivatives Risk: Even a small investment in derivatives (which include options, futures and other transactions) may give rise to leverage risk (which can increase volatility and magnify the Fund’s potential for loss), and can have a significant impact on the Fund’s performance. Derivatives are also subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell the security or otherwise exit the contract in a timely manner).

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Futures Contract Risk: The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Leverage Risk: Using derivatives like commodity futures and options to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Limited History of Operations: The Fund has a limited history of operations for investors to evaluate.

Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-diversification Risk. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Options Risk. There are risks associated with the sale and purchase of call and put options. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. As a seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price. If unhedged, a Fund’s written calls expose the Fund to potentially unlimited losses.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Taxation Risk : By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments, including securities of Underlying Pools will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Turnover Risk: Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

U.S. Agency Securities Risk. The Fund may invest in U.S. government or agency obligations. Securities issued or guaranteed by federal agencies and U.S. government sponsored entities may or may not be backed by the full faith and credit of the U.S. government.

Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Risk Lose Money [Text]		rr_RiskLoseMoney	The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

Because the Fund is a new fund and does not yet have a full calendar of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available at no cost by calling 1-866-447-4228.

Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	Because the Fund is a new fund and does not yet have a full calendar of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-866-447-4228
Catalyst Hedged Commodity Strategy Fund | Class A
Prospectus [Line Items]		rr_ProspectusLineItems
Trading Symbol		dei_TradingSymbol	CFHAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.75%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	[1]	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	[1],[2]	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	2.18%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	783
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 1,218
Catalyst Hedged Commodity Strategy Fund | Class C
Prospectus [Line Items]		rr_ProspectusLineItems
Trading Symbol		dei_TradingSymbol	CFHCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.75%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	[1]	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	[1],[2]	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	2.93%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 296
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 907
Catalyst Hedged Commodity Strategy Fund | Class I
Prospectus [Line Items]		rr_ProspectusLineItems
Trading Symbol		dei_TradingSymbol	CFHIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.75%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	[1]	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	[1],[2]	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.93%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 196
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 606

[1]	Estimated for the current fiscal year
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.